Note 29 - Net Interest Income	12 Months Ended
Dec. 31, 2018
Net Interest Income Abstract
Disclosure of Interest Income Expense

29. Net interest income

29.1. Interest and other income

Interest revenue calculated using the effective interest method.

	December 31, 2018	December 31, 2017
Interest on loans to the financial institutions	2,280,074	1,132,461
Interest from overdrafts	7,188,105	5,031,740
Interest from commercial papers	6,507,940	3,562,354
Interest from mortgage loans	927,648	643,231
Interest from car loans	1,486,518	1,552,982
Interest from credit card loans	9,368,007	9,736,979
Interest from financial leases	645,301	656,847
Interest from consumer loans	7,612,122	6,477,835
Interest from other loans	3,671,918	3,181,390
Premium for reverse repurchase agreements	673,440	760,091
Interest from government securities	9,876,503	1,354,630
Interest from private securities	41,876	101,831
Interest from loans for the prefinancing and financing of exports	1,749,417	617,100
Stabilization Coefficient (CER) clause adjustment (1)	112,024	671,755
UVA clause adjustment (1)	4,331,628	231,040
Other financial income	40	1,922
TOTAL	56,472,561	35,714,188

(1).Adjustment clauses based on the variation of the consumer price index.

29.2. Interest expenses

	December 31, 2018	December 31, 2017
Savings accounts deposits	4,386,444	892,507
Time deposits	16,986,001	10,009,766
Bank loans	183,209	54,636
Other liabilities	1,777,276	739,176
Premium for reverse repurchase agreements	110,197	195,477
UVA clause adjustment (1)	1,283,502	65,655
Other	11,599	2,108
TOTAL	24,738,228	11,959,325

(1).Adjustment clause based on the variation of the consumer price index.